Intangible Assets, Net and Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets, Net and Other Assets
Note 3. Intangible Assets, Net and Other Assets
On May 18, 2021, the Company executed two service agreements with Palantir Technologies Inc. to obtain access to their software: a Master Subscription Agreement for the term of 12 months and Product Order Form for the term of seven years commencing on the effective date. The agreement identifies two phases; an Initial Term from May 18, 2021 through June 30, 2023 with a cost of $11.0 million and an Enterprise Term from July 1, 2023 to May 7, 2028 with a cost of $39.0 million, for a total cost of $50.0 million excluding applicable infrastructure costs and sales taxes. During 2021, Palantir provided $2.0 million of services under the software master subscription agreement.
During February 2022, the Company issued 3,777,148
Class B-6a
redeemable convertible preferred shares as consideration for the settlement of the liability associated with the $2.0 million of services provided by Palantir during 2021.

Below is a summary of intangible assets, net and other assets as of December 31, 2022 and 2021
(in thousands)
:

	December 31,
	2022	2021
Trademarks	$7,060	$7,060
Software	2,967	2,967
Other intangibles	242	242

Intangible assets, gross	10,269	10,269
Accumulated amortization	(8,983)	(8,326)

Intangible assets, net	1,286	1,943
Other assets	1,816	2,122

Intangible and other assets, net	$3,102	$4,065

For the years ended December 31, 2022 and 2021, other assets consisted of amounts paid to Palantir for access to a cloud hosted data storage service of $2.0 million. Accumulated amortization related to Palantir was $0.3 million as of December 31, 2022.
For the year ended December 31, 2022 and 2021, amortization expense for intangible assets was $0.6 million and $0.6 million, which was recognized as a component of depreciation and amortization expense in the accompanying Consolidated Statements of Operations.
As of December 31, 2022, the weighted average remaining useful life of the intangible assets was approximately 1.7 years. The future expected amortization expense of the intangible assets held at December 31, 2022, for each of next five years through December 31, 2027 is as follows
(in thousands)
:

Expected future amortization:	Amount
2023	594
2024	593
2025	99
2026	—
2027 and thereafter	—

Total	$1,286

Southern Airways Corporation
Intangible Assets, Net and Other Assets
Note 8. Intangible Assets, net
Intangibles assets, net, consists of the following (
in thousands
):

	June 30, 2023	December 31, 2022
Tradename	$270	$270
Noncompete agreement	500	500
Capitalized software	164	—

Intangible assets, gross	934	770
Accumulated amortization	(779)	(770)

Intangible assets, net	$155	$—

During the six months ended June 30, 2023, the Company capitalized software related to a flight booking and management mobile application, which is amortized over three years.
Expected future amortization as of June 30, 2023 is as follows
(in thousands)
:

Expected future amortization:	Amount
2023	$32
2024	55
2025	55
2026	13
2027	—

Total	$155

Note 8. Intangible Assets, net
Below is a summary of intangible assets, net, as of December 31, 2022 and 2021:
(in thousands)

	December 31,
	2022	2021
Tradename	$270	$270
Noncompete agreement	500	500

Intangible assets, gross	770	770
Accumulated amortization	(770)	(701)

Intangible assets, net	$—	$69

For years ended December 31, 2022 and 2021 amortization expense was $69 thousand and $319 thousand, respectively. The intangible assets held at December 31, 2022 were fully amortized as of December 31, 2022. Intangible assets, net is included in Other assets on the Consolidated Balance Sheet.